Share-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2018 $ / shares shares	Apr. 30, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) group $ / shares shares	Dec. 31, 2017 $ / shares	Jan. 27, 2014 shares	Jan. 17, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of option exercised | $							$ 0	$ 0	$ 0
Estimated fair value per option vested (in dollars per share) | $ / shares							$ 0.66	$ 0.36	$ 0.32
Fair value, nonvested (in dollars per share) | $ / shares			$ 1.91		$ 1.91		$ 0.34	$ 0.34	$ 0.34	$ 0.55
Granted (in shares)					3,730,717		830,194	3,202,435	14,202,635
Share based payment expense | $			$ 25,800	$ 121	$ 228,461	$ 363
Options, cost not yet recognized | $							$ 800	$ 1,200	$ 1,100
Common stock, shares issued (in usd per share)			106,234,792		106,234,792		95,985,817	95,931,549
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		10,278,581
Award percentage of total common stock issued and outstanding (up to)		1.00%
Common stock, shares issued (in usd per share)		1,027,858
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	18,985,846										4,229,850	4,229,850
Share based payment expense | $							$ 500	$ 200	$ 1,900
Options | PH Group Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							10 years
Options | Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, percent							14.00%	27.00%	27.00%
Vested percent							1.00%	17.00%	50.00%
Unvested percent							99.00%	83.00%	50.00%
Estimated fair value per option vested (in dollars per share) | $ / shares	$ 0.32						$ 0.40	$ 0.36
Fair value, nonvested (in dollars per share) | $ / shares	$ 0.32						$ 0.40	$ 0.36
Granted (in shares)								3,202,435	14,202,635
Awards cancelled and subsequently reissued								227,600	2,087,359
Number of employees whose shares were cancelled and subsequently reissued | group									22
Options | Time-Based | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period							4 years	4 years	4 years
Options | Time-Based | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period								0 years	0 years
Options | Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, percent							86.00%	73.00%	73.00%